Other Investments - Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Other investments [line items]
Listed investments	£ 592	£ 646
SR One Capital Fund I-B, LP | Investments measured at FVTPL
Other investments [line items]
Investments other than investments accounted for using equity method	120	135
Wave Life Sciences [Member]
Other investments [line items]
Investment fair value	231	165
Crispr Therapeutics
Other investments [line items]
Investment fair value	126	101
Equity investments measured at fair value through other comprehensive income (FVTOCI)
Other investments [line items]
Fair value of investment disposed during the year	236	55
Cumulative gain (loss) on disposal of investments	£ 66	£ 14